FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
May 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at May 31, 2018 and 2017.

	May 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,265,751	$1,265,751
	May 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$95,276	$95,276

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The estimated fair values of the Company’s derivative liabilities are as follows:

Derivative
Liability
Liabilities Measured at Fair Value

Balance as of May 31, 2016	$418,537

Issuances	600,564

Convert or Redeem	(612,850)

Revaluation gain	(310,975)

Balance as of May 31, 2017	$95,276

Issuances	3,671,505

Convert or Redeem	(2,696,755)

Revaluation loss	195,725

Balance as of May 31, 2018	$1,265,751